PROPERTY AND EQUIPMENT Q (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The following table represents property and equipment balances and accumulated depreciation as of June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025	December 31, 2024
Corporate assets (1)	$12,651	$11,093
Mining equipment	165,942	172,572
Data center infrastructure (2)	67,669	113,710
Land	16,587	12,809
WIP / Construction in progress (3)	500,251	35,777
Property and equipment, gross	763,100	345,961
Less: Accumulated depreciation	(66,769)	(57,934)
Less: Impairment (4)	(100,211)	(50,989)
Property and equipment, net	$596,120	$237,038
__________________
(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)Data center infrastructure comprises land and improvements associated with our mining and Artificial Intelligence and High Performance Computing (“AI/HPC”) leasing businesses. During the six months ended June 30, 2025, a portion of data center infrastructure assets were transferred to WIP / Construction in progress as they are undergoing enhancements to support deployment of Galaxy’s AI/HPC operations.
(3)WIP/Construction in progress related to data center infrastructure under construction.
(4)Recognized in General and administrative expenses in the Company’s condensed consolidated interim statements of operations